Trade and Other Receivables - Disclosure Of Detailed Information About Trade And Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Current trade receivables	$ 521,736	$ 457,312
Trade receivables loss allowance	(856)	(148)
Current Trade Receivables Net	520,880	457,164
Advances And Other Current Receivables	51,144	39,549
Trade and other current receivables	572,024	496,713
Advances And Other Non Current Receivables	25,982	18,044
Trade and other non-current receivables	25,982	$ 18,044
Write-off of Advances and other receivables due from a third-party payment processor	$ 2,077